Trade and other receivables (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Trade and other receivables
Schedule of trade and other receivables

	31 March 2021	30 September 2020
	£	£
Other debtors	263,791	117,563
Prepayments and accrued income	122,848	99,606
Total	386,639	217,169

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Other debtors	117,562	715,077	36,144
Prepayments and accrued income	99,607	11,252	—
Total	217,169	726,329	36,144